Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2022
Land Use Rights, Net
Schedule of land use rights, net

	December 31,	December 31,
	2021	2022
Land use rights	216,489	235,198
Less: Accumulated amortization—land use rights	(17,368)	(22,595)
Total land use rights, net	199,121	212,603